Exhibit 1. Consolidated subsidiaries, associates, and joint ventures - Consolidated subsidiary companies (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of consolidated subsidiaries, associates and joint ventures
Ownership interest Ecopetrol	49.00%
Equity	$ 113,903,089	$ 90,583,772	$ 53,499,363	$ 58,231,628
Net profit	35,199,480	17,630,554	$ 2,737,853
Total assets	302,792,431	242,426,616
Total liabilities	$ 188,889,342	$ 151,842,844
Refineria de Cartagena S.A.S.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Refining of hydrocarbons, commercialization and distribution of products
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 27,050,693
Net profit	2,871,807
Total assets	43,624,345
Total liabilities	$ 16,573,652
Cenit Transporte y Logistica S.A.S.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest Ecopetrol	100.00%
Activity	Storage and transport by pipelines of hydrocarbons
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 17,213,132
Net profit	4,584,958
Total assets	19,560,744
Total liabilities	$ 2,347,612
Ecopetrol Global Energy S.L.U.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Investment Vehicle
Country/Domicile	Spain
Geographic area of operations	Spain
Equity	$ 16,066,888
Net profit	751,378
Total assets	16,067,277
Total liabilities	$ 389
Oleoducto Central S. A. - Ocensa
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US Dollar
Ownership interest Ecopetrol	72.65%
Activity	Transportation by crude oil pipelines
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 4,878,286
Net profit	2,838,743
Total assets	8,706,108
Total liabilities	$ 3,827,822
Hocol Petroleum Limited.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Investment Vehicle
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Equity	$ 5,215,029
Net profit	605,044
Total assets	5,215,238
Total liabilities	$ 209
Ecopetrol America LLC.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	United States
Geographic area of operations	United States
Equity	$ 2,547,392
Net profit	(154,690)
Total assets	3,298,838
Total liabilities	$ 751,446
Hocol S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	Cayman Islands
Geographic area of operations	Colombia
Equity	$ 4,615,488
Net profit	608,858
Total assets	6,772,497
Total liabilities	$ 2,157,009
Esenttia S.A. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Production and commercialization of polypropylene resin
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 3,047,356
Net profit	188,561
Total assets	3,678,832
Total liabilities	$ 631,476
Ecopetrol Capital AG
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Collection of surpluses from, and providing funds to, companies of Ecopetrol Business Group
Country/Domicile	Switzerland
Geographic area of operations	Switzerland
Equity	$ 3,196,506
Net profit	255,926
Total assets	11,473,594
Total liabilities	$ 8,277,088
Oleoducto Bicentenario de Colombia S.A.S.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest Ecopetrol	100.00%
Activity	Transportation by crude oil pipelines
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 1,349,368
Net profit	218,102
Total assets	2,249,766
Total liabilities	$ 900,398
Oleoducto de Colombia S.A. - ODC
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest Ecopetrol	73.00%
Activity	Transportation by crude oil pipelines
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 486,729
Net profit	426,614
Total assets	787,802
Total liabilities	$ 301,073
Black Gold Re Ltd.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Reinsurer for companies of Ecopetrol Business Group
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Equity	$ 1,243,639
Net profit	46,795
Total assets	1,548,991
Total liabilities	$ 305,352
Andean Chemicals Ltd.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Investment Vehicle
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Equity	$ 2,162,912
Net profit	119,383
Total assets	2,163,316
Total liabilities	$ 404
Oleoducto de los Llanos Orientales S.A. - ODL
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest Ecopetrol	65.00%
Activity	Transportation by crude oil pipelines
Country/Domicile	Panama
Geographic area of operations	Colombia
Equity	$ 824,251
Net profit	515,817
Total assets	1,414,330
Total liabilities	$ 590,079
Interconexion Electrica S.A. E.S.P. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest Ecopetrol	51.41%
Activity	Public transmission service of electric power, the development of infrastructure projects and their commercial exploitation and the development of information technology systems, activities and services and telecommunications.
Country/Domicile	Colombia
Geographic area of operations	Latin-America
Equity	$ 29,550,372
Net profit	2,202,581
Total assets	78,733,852
Total liabilities	$ 49,183,480
Inversiones de Gases de Colombia S.A. Invercolsa S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest Ecopetrol	51.88%
Activity	Holding with investments in natural gas and LPG transportation and distribution companies in Colombia
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 616,330
Net profit	283,885
Total assets	663,786
Total liabilities	$ 47,456
Alcanos de Colombia S.A. E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest Ecopetrol	29.61%
Activity	Residential public fuel gas service, construction and operation of gas pipelines, distribution networks, regulation, measurement, and compression stations.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 393,197
Net profit	131,102
Total assets	814,660
Total liabilities	$ 421,463
Metrogas de Colombia S.A E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest Ecopetrol	33.49%
Activity	Public service of commercialization and distribution of fuel gas; the exploration, exploitation, storage, use, transportation, refining, purchase, sale and distribution of hydrocarbons and their derivatives.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 67,772
Net profit	17,047
Total assets	136,167
Total liabilities	$ 68,395
Gases del Oriente S.A. E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest Ecopetrol	48.50%
Activity	Home public service of distribution of fuel gas and the development of all complementary activities to the supplying of said service.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 123,247
Net profit	44,925
Total assets	216,319
Total liabilities	$ 93,072
Promotora de Gases del Sur S.A. E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest Ecopetrol	31.44%
Activity	Promote the linking of national or foreign capital, public or private, to achieve the gas massification project.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 64,031
Net profit	28,470
Total assets	91,463
Total liabilities	$ 27,432
Combustibles Lquidos de Colombia S.A E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest Ecopetrol	41.61%
Activity	Wholesale marketing of fuel gas, the supplying of the residential public service of LPG distribution and the development of complementary activities to supply the service.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 60,408
Net profit	1,444
Total assets	84,213
Total liabilities	$ 23,805
Ecopetrol USA Inc.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	United States
Geographic area of operations	United States
Equity	$ 13,849,664
Net profit	1,235,087
Total assets	13,872,872
Total liabilities	$ 23,208
Ecopetrol Permian LLC.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	United States
Geographic area of operations	United States
Equity	$ 8,999,442
Net profit	1,357,066
Total assets	9,875,481
Total liabilities	$ 876,039
Ecopetrol Oleo e Gas do Brasil Ltda [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Real
Ownership interest Ecopetrol	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 2,093,147
Net profit	(462,646)
Total assets	2,313,440
Total liabilities	$ 220,293
Esenttia Masterbatch Ltda
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest Ecopetrol	100.00%
Activity	Manufacture of polypropylene compounds and masterbatches
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 445,118
Net profit	290,672
Total assets	584,869
Total liabilities	$ 139,751
Ecopetrol del Peru S. A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 71,668
Net profit	(2,129)
Total assets	75,229
Total liabilities	$ 3,561
ECP Hidrocarburos de Mxico S.A. de C.V.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Offshore exploration
Country/Domicile	Mexico
Geographic area of operations	Mexico
Equity	$ 52,677
Net profit	(17,473)
Total assets	59,826
Total liabilities	$ 7,149
Ecopetrol Costa Afuera S.A.S.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest Ecopetrol	100.00%
Activity	Offshore exploration
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 12,964
Net profit	(483)
Total assets	13,130
Total liabilities	$ 166
Esenttia Resinas del Per SAC
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Commercialization polypropylene resins and masterbatches
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 17,486
Net profit	2,232
Total assets	40,417
Total liabilities	$ 22,931
Topili Servicios Administrativos S de RL de CV.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Mexican Peso
Ownership interest Ecopetrol	100.00%
Activity	Specialized management services
Country/Domicile	Mexico
Geographic area of operations	Mexico
Equity	$ 5
Net profit	(48)
Total assets	25
Total liabilities	$ 20
Kalixpan Servicios Tecnicos S de RL de CV.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Mexican Peso
Ownership interest Ecopetrol	100.00%
Activity	Specialized services related to oil and gas industry
Country/Domicile	Mexico
Geographic area of operations	Mexico
Equity	$ 53
Net profit	(46)
Total assets	58
Total liabilities	$ 5
Ecopetrol US Trading LLC
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	International trading of crude oil and refined products
Country/Domicile	United States
Geographic area of operations	United States
Ecopetrol Singapore PTE. LTD
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Singapore dollar
Ownership interest Ecopetrol	100.00%
Activity	Holding company with investment in an international trading company for crude oil and refined products
Country/Domicile	Singapore
Geographic area of operations	Asia
Equity	$ 240,841
Net profit	222,548
Total assets	241,043
Total liabilities	$ 202
Ecopetrol Trading Asia PTE. LTD
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Singapore dollar
Ownership interest Ecopetrol	100.00%
Activity	International trading of crude oil and refined products
Country/Domicile	Singapore
Geographic area of operations	Asia
Equity	$ 241,032
Net profit	222,727
Total assets	2,862,371
Total liabilities	$ 2,621,339